Subsequent events	12 Months Ended
Dec. 31, 2022
Subsequent events
Subsequent events

14. Subsequent Events

On February 21, 2023, our Board of Directors declared a cash dividend of $0.11 per share for the first quarter of 2023. A dividend payment of $14.6 million was paid on March 15, 2023 to stockholders of record as of March 1, 2023.

During the first quarter of 2023, the Company acquired oil and natural gas properties in the DJ Basin and Permian Basin for $17.9 million and $6.9 million, respectively.

From January 1, 2023 to March 22, 2023, the Company repurchased 222,498 shares under the share repurchase program at an aggregate cost of $1.4 million.